Cover	Jan. 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Entity File Number	001-40959
Entity Registrant Name	TKB CRITICAL TECHNOLOGIES 1
Entity Central Index Key	0001860514
Entity Tax Identification Number	98-1601095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	426-2055
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	USCTU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001
Title of 12(b) Security	Class A ordinary share, par value $0.0001
Trading Symbol	USCT
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	USCTW
Security Exchange Name	NASDAQ